UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21506

Name of Fund: BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Enhanced Capital and Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock Enhanced Capital and Income Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
Aerospace & Defense - 4.7%	Honeywell International, Inc.	154,308	$ 5,062,846
	Northrop Grumman Corp.	190,852	9,183,798
	Raytheon Co.	230,000	11,642,600
			25,889,244
Air Freight & Logistics - 0.3%	United Parcel Service, Inc. Class B	38,914	1,653,456
Capital Markets - 4.0%	The Bank of New York Mellon Corp.	483,498	12,445,239
	The Goldman Sachs Group, Inc.	16,881	1,362,803
	Invesco Ltd. (a)	225,000	2,652,750
	Morgan Stanley	273,913	5,541,260
			22,002,052
Chemicals - 2.1%	Air Products & Chemicals, Inc.	55,500	2,791,650
	The Dow Chemical Co.	73,613	853,175
	E.I. du Pont de Nemours & Co.	340,945	7,828,097
			11,472,922
Communications Equipment - 1.1%	Cisco Systems, Inc. (b)	230,005	3,443,175
	Corning, Inc.	275,000	2,780,250
			6,223,425
Computers & Peripherals - 4.1%	Hewlett-Packard Co.	319,692	11,109,297
	International Business Machines Corp.	125,653	11,516,097
			22,625,394
Diversified Financial Services - 2.9%	Bank of America Corp.	200,000	1,316,000
	JPMorgan Chase & Co.	565,339	14,421,798
			15,737,798
Diversified Telecommunication	AT&T Inc.	475,539	11,707,770
Services - 6.3%	Qwest Communications International, Inc.	3,262,538	10,505,372
	Verizon Communications, Inc.	417,103	12,458,867
			34,672,009
Electric Utilities - 3.2%	FPL Group, Inc.	163,644	8,435,848
	The Southern Co.	277,129	9,269,965
			17,705,813
Electrical Equipment - 0.5%	Emerson Electric Co.	85,000	2,779,500
Energy Equipment & Services - 3.2%	BJ Services Co.	700,000	7,700,000
	Halliburton Co.	504,489	8,702,435
	Transocean Ltd. (b)	22,105	1,207,375
			17,609,810
Food & Staples Retailing - 0.7%	Wal-Mart Stores, Inc.	83,926	3,954,593
Food Products - 7.3%	General Mills, Inc.	237,371	14,040,495
	Kraft Foods, Inc.	488,699	13,708,007
	Ralcorp Holdings, Inc. (b)	2	118
	Unilever NV (a)	552,232	12,132,537
			39,881,157
Health Care Equipment & Supplies -	Baxter International, Inc. (c)	100,841	5,914,325
2.0%	Covidien Ltd.	130,644	5,008,891
			10,923,216
Health Care Providers &	Cardinal Health, Inc.	158,444	5,965,417
Services - 1.1%
Hotels, Restaurants & Leisure - 0.1%	Carnival Corp.	25,100	456,569

BlackRock Enhanced Capital and Income Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
Household Products - 3.6%	Clorox Co. (c)	61,357	$ 3,077,054
	Kimberly-Clark Corp.	243,750	12,545,813
	The Procter & Gamble Co.	72,545	3,953,703
			19,576,570
Industrial Conglomerates - 1.4%	3M Co.	37,901	2,038,695
	General Electric Co.	101,234	1,227,968
	Tyco International Ltd.	199,053	4,184,094
			7,450,757
Insurance - 6.6%	ACE Ltd.	125,000	5,457,500
	MetLife, Inc.	273,525	7,858,373
	Prudential Financial, Inc.	111,951	2,882,738
	The Travelers Cos., Inc.	512,330	19,796,431
			35,995,042
Machinery - 1.5%	Deere & Co.	239,186	8,309,322
Media - 5.4%	CBS Corp. Class B	156,022	892,446
	Time Warner, Inc.	1,694,468	15,809,386
	Viacom, Inc. Class B (b)	485,424	7,160,004
	Walt Disney Co.	267,547	5,532,872
			29,394,708
Metals & Mining - 1.4%	Alcoa, Inc. (c)	296,095	2,306,580
	Nucor Corp.	130,000	5,302,700
			7,609,280
Multi-Utilities - 1.4%	Dominion Resources, Inc.	185,239	6,516,708
	Public Service Enterprise Group, Inc.	35,860	1,132,100
			7,648,808
Office Electronics - 3.1%	Xerox Corp.	2,550,000	16,932,000
Oil, Gas & Consumable Fuels - 8.3%	Anadarko Petroleum Corp.	93,117	3,421,119
	Chevron Corp.	139,943	9,868,780
	Exxon Mobil Corp.	349,956	26,764,635
	Massey Energy Co.	61,134	928,014
	Peabody Energy Corp.	182,191	4,554,775
			45,537,323
Pharmaceuticals - 11.3%	Bristol-Myers Squibb Co.	1,000,000	21,410,000
	Eli Lilly & Co.	56,738	2,089,093
	Johnson & Johnson	151,354	8,731,612
	Merck & Co., Inc.	77,988	2,226,557
	Pfizer, Inc.	421,187	6,140,906
	Schering-Plough Corp.	893,403	15,688,157
	Wyeth	125,000	5,371,250
			61,657,575
Semiconductors & Semiconductor	Analog Devices, Inc.	375,687	7,506,226
Equipment - 6.7%	Intel Corp.	547,278	7,059,886
	LSI Corp. (b)	3,825,920	12,166,426
	Micron Technology, Inc. (b)	2,236,600	8,320,152
	Texas Instruments, Inc.	119,460	1,785,927
			36,838,617
Software - 0.8%	Microsoft Corp.	254,714	4,355,609

BlackRock Enhanced Capital and Income Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
Specialty Retail - 0.4%	Home Depot, Inc.	89,858	$ 1,934,643
	Total Long-Term Investments
	(Cost - $737,451,796) - 95.5%		522,792,629
		Beneficial
		Interest
	Short-Term Securities	(000)
BlackRock Liquidity Series, LLC Cash
	Sweep Series, 0.66% (d)(e)	$ 27,732	27,732,282
	Total Short-Term Securities
	(Cost - $27,732,282) - 5.1%		27,732,282
	Total Investments Before Options Written
	(Cost - $765,184,078*) - 100.6%		550,524,911
	Options Written	Contracts
	S&P 500 Index, expiring February 2009 at $855	345	(603,750)
	S&P 500 Index, expiring February 2009 at $875	3,620	(3,873,400)
	Total Options Written
	(Premiums Received - $10,475,305) - (0.8)%		(4,477,150)
	Total Investments, Net of Options Written - 99.8%		546,047,761
	Other Assets Less Liabilities - 0.2%		949,236
	Net Assets - 100.0%		$ 546,996,997

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 765,635,776
Gross unrealized appreciation	$ 2,878,264
Gross unrealized depreciation	(217,989,129)
Net unrealized depreciation	$ (215,110,865)

(a)	Depositary receipts.
(b)	Non-income producing security.
(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
	Activity	Income
BlackRock Liquidity Series, LLC Cash Sweep Series	$ 25,281,292	$ 103,202

(e) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Enhanced Capital and Income Fund, Inc.
Schedule of Investments January 31, 2009 (Unaudited)

• Financial futures contracts purchased as of January 31, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation
195	E-Mini S&P 500	March 2009	$ 8,019,537	$ (162)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities	Other Financial Instruments*
	Assets	Liabilities
Level 1	$ 522,792,629	$ (4,477,312)
Level 2	27,732,282	-
Level 3	-	-
Total	$ 550,524,911	$ (4,477,312)

* Other financial instruments are futures and option contracts. Futures are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: March 25, 2009